Trade receivables and others (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade receivables and other
Trade receivables and others are analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2019	2020	2021
Other receivables	544	741	814
Accrued receivables excluding rebates related to capital expenditures	691	—	—
Research tax credit(1)	—	—	10,310
Other tax credits	333	333	333
Prepaid expenses	5,403	6,833	2,582
VAT refund	1,995	2,208	1,170
Trade account receivables (2)	2,816	10,585	846
Prepayments made to suppliers	197	1,114	2,364
Refund to be received	—	—	—
Rebate related to capital expenditures(3)	6,762	—	—
Receivables and others - current	18,741	21,815	18,420
Research tax credit(1)	16,737	29,821	29,821
Receivables and others - non-current	16,737	29,821	29,821
Trade receivables and others - excluding rebate related to capital expenditures	28,716	51,635	48,241
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(1)In accordance with the principles described in Note 2.u, the research tax credit (Crédit d’Impôt Recherche or “CIR”) is recognized as other operating income in the year to which the eligible research expenditure relates. The CIR for the tax years 2019 and 2020 and 2021 amounted respectively to €16,737 thousands, €13,084 thousand and €10,302 thousand . Following the fact that the Company no longer meets the eligibility criteria for the SME status as of December 31, 2019, the CIR for the tax years 2019 and 2020 will in principle be offset against the French corporate income tax due by the company with respect to the three following years, or refunded if necessary upon expiry of such a period. As of December 2021, the Company has ensured that the eligibility criteria for the SME status are met again as of December 31,2020 and 2021. As a result, the Company is eligible for the early repayment by the French treasury of the 2021 Research Tax Credit during the fiscal year 2022 for an amount of €10,302 thousand (see note 2.r).
(2)As of December 31, 2020, this amount included a receivable of €8,400 thousands (including €1,400 thousand of value added tax) linked to the collaboration and licensing agreement signed with Sanofi in January 2016. This receivable resulted from the decision taken by Sanofi to advance IPF6101/SAR443579 towards regulatory preclinical studies for the study of a new investigational drug. This payment was received by the Company in January 2021.
(3)The rebate refers to a definitive rebate of $7,580 thousand as of December 31, 2019 ($15,000 thousand as of December 31, 2018) granted by AstraZeneca in connection with the acquisition of Lumoxiti rights. This amount was paid to the Company in April 2020 for an amount of € 6,975 thousand. This decrease of $7,420 thousand (€6,455 thousand) was based on the final cost figures for the 2019 financial year for Lumoxiti and invoiced by AstraZeneca. The carrying amount of the intangible asset has been adjusted accordingly (see note 6).